Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	[1]	$ 15,655		$ 11,061,233		$ (4,341,417)	$ 300,265	$ 195,915	$ 7,231,651
Beginning balance, shares at Dec. 31, 2020	[1]	15,655,038
Foreign currency translation adjustment			[1]		[1]		244,040	25,194	269,234
Net income ( loss)			[1]		[1]	1,779,736		183,733	1,963,469
Ending balance, value at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Ending balance, shares at Dec. 31, 2021	[1]	15,655,038
Foreign currency translation adjustment							8,972	1,748	10,720
Net income ( loss)						148,676		27,283	175,959
Ending balance, value at Mar. 31, 2022		$ 15,655		11,061,233		(2,413,005)	553,277	433,873	9,651,033
Ending balance, shares at Mar. 31, 2022		15,655,038
Beginning balance, value at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Beginning balance, shares at Dec. 31, 2021	[1]	15,655,038
Foreign currency translation adjustment			[1]		[1]		(725,131)	(82,635)	(807,766)
Net income ( loss)			[1]		[1]	(1,942,723)		(213,956)	(2,156,679)
Ending balance, value at Dec. 31, 2022		$ 15,655	[1]	11,061,233	[1]	(4,504,404)	(180,826)	108,251	6,499,909
Ending balance, shares at Dec. 31, 2022	[1]	15,655,038
Foreign currency translation adjustment							45,290	182	45,472
Net income ( loss)						(88,819)		(357)	(89,176)
Ending balance, value at Mar. 31, 2023		$ 15,655		$ 11,061,233		$ (4,593,223)	$ (135,536)	$ 108,076	$ 6,456,205
Ending balance, shares at Mar. 31, 2023		15,655,038

[1]	Given effect of the Reverse Stock Split, see Note 11